STOCKHOLDERS' EQUITY (DEFICIT) (Details)	Dec. 31, 2023 Year
Measurement Input, Price Volatility [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	82
Measurement Input, Price Volatility [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	156
Measurement Input, Expected Dividend Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	0
Measurement Input, Expected Dividend Rate [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	0
Measurement Input, Risk Free Interest Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	5
Measurement Input, Risk Free Interest Rate [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	3
Measurement Input, Expected Term [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	5
Measurement Input, Expected Term [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of warrants	2.5